REVISION OF PRIOR-PERIOD FINANCIAL STATEMENTS (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of revision to financial statements

	Three Months Ended June 30, 2021
Consolidated Income Statement (Dollars in millions)	As Previously Reported	Adjustments	As Revised
Cost of services	$4,167	$(5)	$4,162
Total costs and expenses	5,070	(5)	5,065
Income (loss) before income taxes	(319)	5	(313)
Provision for income taxes	74	1	76
Net income (loss)	(393)	4	(389)

	Three Months Ended June 30, 2021
Consolidated Statement of Comprehensive Income (Loss) (Dollars in millions)	As Previously Reported	Adjustments	As Revised
Net income (loss)	$(393)	$4	$(389)
Foreign currency translation adjustments	19	(2)	17
Other comprehensive income (loss), before tax	24	(2)	22
Other comprehensive income (loss), net of tax	23	(2)	21
Total comprehensive income (loss)	(370)	2	(368)

	At June 30, 2021
Consolidated Balance Sheet (Dollars in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$489	$(76)	$413
Total current liabilities	3,752	(76)	3,676
Other liabilities	278	19	297
Total liabilities	6,190	(57)	6,134
Net Parent investment	5,985	55	6,040
Accumulated other comprehensive income/(loss)	(1,163)	2	(1,161)
Total Net Parent investment	4,822	57	4,879
Total equity	4,875	57	4,932

	Three Months Ended June 30, 2021
Consolidated Statement of Cash Flows (Dollars in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(393)	$4	$(389)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	105	1	106
Other assets and other liabilities	(38)	(5)	(43)

	At June 30, 2021
Consolidated Statement of Equity (Dollars in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$5,985	$55	$6,040
Accumulated other comprehensive income/(loss)	(1,163)	2	(1,161)
Total Net Parent investment	4,822	57	4,879
Total equity	4,875	57	4,932

	At December 31, 2021
Consolidated Balance Sheet ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$585	$(87)	$498
Total current liabilities	4,544	(87)	4,457
Other liabilities	501	22	522
Total liabilities	10,511	(65)	10,446
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,218	66	4,284
Accumulated other comprehensive income/(loss)	(1,143)	(1)	(1,143)
Total stockholders’ equity before non-controlling interests	2,700	65	2,765
Total equity	2,702	65	2,767

	At March 31, 2021
Consolidated Statement of Equity ($ in millions)	As Previously Reported	Adjustments	As Revised
Net parent investment	$5,976	$51	$6,027
Accumulated other comprehensive income (loss)	(1,186)	4	(1,182)
Total equity	4,848	54	4,902

	At January 1, 2021
Consolidated Statement of Equity ($ in millions)	As Previously Reported	Adjustments	As Revised
Net parent investment	$5,972	$51	$6,023
Accumulated other comprehensive income (loss)	(1,100)	4	(1,096)
Total equity	4,931	54	4,985

	Year Ended December 31, 2021
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$16,570	$(20)	$16,550
Total costs and expenses	20,580	(20)	20,560
Income (loss) before income taxes	(1,922)	20	(1,903)
Provision for income taxes	397	5	402
Net income (loss)	(2,319)	15	(2,304)
Foreign currency translation adjustments	198	(5)	194
Other comprehensive income (loss), before tax	329	(5)	324
Other comprehensive income (loss), net of tax	296	(4)	292
Total comprehensive income (loss)	(2,023)	11	(2,013)
Basic earnings (loss) per share	$(10.35)	$0.07	$(10.28)
Diluted earnings (loss) per share	$(10.35)	$0.07	$(10.28)

	Year Ended December 31, 2020
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,143	$(5)	$17,137
Total costs and expenses	21,118	(5)	21,112
Income (loss) before income taxes	(1,766)	5	(1,760)
Provision for income taxes	246	1	247
Net income (loss)	(2,011)	4	(2,007)
Foreign currency translation adjustments	125	4	129
Other comprehensive income (loss), before tax	119	4	123
Other comprehensive income (loss), net of tax	121	4	125
Total comprehensive income (loss)	(1,891)	7	(1,883)
Basic earnings (loss) per share	$(8.97)	$0.02	$(8.96)
Diluted earnings (loss) per share	$(8.97)	$0.02	$(8.96)

	Year Ended December 31, 2019
Consolidated Income Statement and Statement of Comprehensive Income ($ in millions, except per share amounts)	As Previously Reported	Adjustments	As Revised
Cost of services	$17,682	$(6)	$17,676
Total costs and expenses	20,858	(6)	20,852
Income (loss) before income taxes	(579)	6	(573)
Provision for income taxes	364	1	366
Net income (loss)	(943)	4	(939)
Foreign currency translation adjustments	12	(1)	11
Other comprehensive income (loss), before tax	(45)	(1)	(46)
Other comprehensive income (loss), net of tax	(27)	(1)	(28)
Total comprehensive income (loss)	(970)	3	(967)
Basic earnings (loss) per share	$(4.21)	$0.02	$(4.19)
Diluted earnings (loss) per share	$(4.21)	$0.02	$(4.19)

	At December 31, 2021
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$585	$(87)	$498
Total current liabilities	4,544	(87)	4,457
Other liabilities	501	22	522
Total liabilities	10,511	(65)	10,446
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,218	66	4,284
Accumulated other comprehensive income (loss)	(1,143)	(1)	(1,143)
Total stockholders’ equity before noncontrolling interests	2,700	65	2,765
Total equity	2,702	65	2,767

	At December 31, 2020
Consolidated Balance Sheet and Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Accrued contract costs	$512	$(72)	$440
Total current liabilities	3,910	(72)	3,838
Other liabilities	282	18	300
Total liabilities	6,274	(54)	6,220
Net Parent investment	5,972	51	6,023
Accumulated other comprehensive income (loss)	(1,100)	4	(1,096)
Total stockholders’ equity before noncontrolling interests	4,873	54	4,927
Total equity	4,931	54	4,985

	At December 31, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,112	$47	$7,159
Accumulated other comprehensive income (loss)	(1,220)	(1)	(1,221)
Total stockholders’ equity before noncontrolling interests	5,892	46	5,938
Total equity	5,948	46	5,994

	At January 1, 2019
Consolidated Equity Statement ($ in millions)	As Previously Reported	Adjustments	As Revised
Net Parent investment	$7,457	$43	$7,499
Total equity	6,315	43	6,358

	At December 31, 2021
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,319)	$15	$(2,304)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	989	5	994
Other assets and other liabilities	842	(20)	822

	At December 31, 2020
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(2,011)	$4	$(2,007)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	297	1	299
Other assets and other liabilities	(360)	(5)	(365)

	At December 31, 2019
Consolidated Statement of Cash Flows ($ in millions)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Net income (loss)	$(943)	$4	$(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with Parent)	397	2	399
Other assets and other liabilities	(238)	(6)	(244)